Stock Purchase and Awards Plan (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended														12 Months Ended
	Apr. 29, 2011 Years	Apr. 30, 2010 Years	Apr. 24, 2009 Years	Apr. 29, 2011 Employee Stock Option [Member]	Apr. 30, 2010 Employee Stock Option [Member]	Apr. 24, 2009 Employee Stock Option [Member]	Apr. 29, 2011 Restricted Stock Awards [Member]	Apr. 30, 2010 Restricted Stock Awards [Member]	Apr. 24, 2009 Restricted Stock Awards [Member]	Apr. 29, 2011 Performance-based Restricted Stock Awards [Member]	Apr. 29, 2011 Employee Stock Purchase Plan [Member]	Apr. 30, 2010 Employee Stock Purchase Plan [Member]	Apr. 24, 2009 Employee Stock Purchase Plan [Member]	Jun. 30, 2010 Employee Stock Purchase Plan [Member]	Apr. 29, 2011 Cost of Products Sold [Member]	Apr. 30, 2010 Cost of Products Sold [Member]	Apr. 24, 2009 Cost of Products Sold [Member]	Apr. 29, 2011 Research and Development Expense [Member]	Apr. 30, 2010 Research and Development Expense [Member]	Apr. 24, 2009 Research and Development Expense [Member]	Apr. 29, 2011 Selling, General and Administrative Expense [Member]	Apr. 30, 2010 Selling, General and Administrative Expense [Member]	Apr. 24, 2009 Selling, General and Administrative Expense [Member]	Apr. 29, 2011 Kyphon Unvested Stock-based Awards [Member]	Apr. 30, 2010 Kyphon Unvested Stock-based Awards [Member]	Apr. 24, 2009 Kyphon Unvested Stock-based Awards [Member]	Nov. 30, 2007 Kyphon Unvested Stock-based Awards [Member] Years
Stock-Based Compensation [Abstract]
Income tax benefits	$ (58)	$ (67)	$ (69)
Total stock-based compensation, net of tax	140	158	168
Proceeds from Stock Options Exercised	21
Tax Benefit from Stock Options Exercised	1
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology
Weighted average fair value of options granted (per share)	$ 8.19	$ 8.77	$ 8.96
Expected Term (in years)	6.30	6.16	6.05
Risk Free Interest Rate	2.25%	3.17%	3.11%
Expected Volatility Rate	26.03%	26.91%	25.64%
Expected Dividend Rate	2.40%	2.29%	2.03%
Options, Outstanding, Weighted Average Remaining Contractual Term (in years)	4.77
Options, Exercisable, Weighted Average Remaining Contractual Term (in years)	3.81
Options, Exercises in Period, Total Intrinsic Value	4	19	105
Options, Outstanding, Intrinsic Value	134
Options, Exercisable, Intrinsic Value	50
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Stock-Based Compensation Expense	198	225	237	87	112	140	97	98	82		14	15	15		22	26	28	49	55	58	127	144	151	4	12	21
Award Vesting Period (in years)				4Y			4Y			3Y
Share-based Payment Award, Term (in years)				10Y
Stock Repurchase Program, Remaining Number of Shares Authorized to be Repurchased	20,700,000
Employee Stock Purchase Plan, Employee Percent of Wages, Maximum Contributed											10.00%
Employee Stock Purchase Plan, Employee Price, Paid as Percent of Market Price														85.00%
Employee Stock Purchase Plan, Average Price of Purchased Shares (per share)											$ 30.83
Employee Stock Purchase Plan, Amount Withheld to Purchase											8
Employee Stock Purchase Plan, Outstanding Common Shares Available for Grant (in shares)				53,000,000							12,000,000
Employee Stock Purchase Plan, Employee Discount											15.00%
Nonvested Stock Options, Total Compensation Cost Not yet Recognized	101
Nonvested Stock Options, Total Compensation Cost Not yet Recognized, Period for Recognition (in years)	2.2
Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized	$ 142
Nonvested Restricted Awards, Total Compensation Cost Not yet Recognized, Period for Recognition (in years)	2.5																										2.5
Options, Outstanding (in shares) [Roll Forward]
Beginning Balance	89,613,000	93,394,000	92,444,000
Granted	6,371,000	7,863,000	12,447,000
Exercised	(627,000)	(3,126,000)	(8,046,000)
Canceled	(10,705,000)	(8,518,000)	(3,451,000)
Outstanding at year-end	84,652,000	89,613,000	93,394,000
Exercisable at year-end	66,286,000	67,944,000	67,795,000
Options, Additional Disclosures (per share)
Beginning Balance	$ 46.13	$ 46.57	$ 47.21
Granted	$ 37.59	$ 35.81	$ 37.25
Exercised	$ 32.84	$ 32.96	$ 39.01
Canceled	$ 48.91	$ 46.27	$ 47.59
Outstanding at year-end	$ 45.23	$ 46.13	$ 46.57
Exercisable at year-end	$ 47.24	$ 48.24	$ 47.78